Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Line Items]
Self-insurance reserves	$ 5,404	$ 3,062
Maximum exposure to loss related to involvement with variable interest entity	3,600
Non-cancelable purchase obligations for goods	32,000
Variable interest entity cash deposit to cover contingency	2,400
Carrier and Its Affiliates [Member]
Commitments and Contingencies Disclosure [Line Items]
Non-cancelable purchase obligations for goods	$ 13,000